SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Calculation of Basic and Diluted Net Income Per Ordinary Share (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Redeemable Class A Ordinary Shares [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Calculation of Basic and Diluted Net Income Per Ordinary Share (Details) [Line Items]
Allocation of net loss	$ (243,832)	$ (84,897)	$ 834,762	$ 227,330	$ (808,204)	$ 5,883,764
Basic weighted average shares outstanding	3,076,094	7,249,712	3,076,094	7,249,712	6,597,942	14,571,529
Diluted weighted average shares outstanding	3,076,094	7,249,712	3,076,094	7,249,712	6,597,942	14,571,529
Basic net loss per ordinary share	$ (0.08)	$ (0.01)	$ 0.27	$ 0.03	$ (0.12)	$ 0.4
Diluted net loss per ordinary share	$ (0.08)	$ (0.01)	$ 0.27	$ 0.03	$ (0.12)	$ 0.4
Non-redeemable Class A and Class B Ordinary Shares [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Calculation of Basic and Diluted Net Income Per Ordinary Share (Details) [Line Items]
Allocation of net loss	$ (455,783)	$ (67,334)	$ 1,560,381	$ 180,303	$ (704,336)	$ 2,321,763
Basic weighted average shares outstanding	5,750,000	5,750,000	5,750,000	5,750,000	5,750,000	5,750,000
Diluted weighted average shares outstanding	5,750,000	5,750,000	5,750,000	5,750,000	5,750,000	5,750,000
Basic net loss per ordinary share	$ (0.08)	$ (0.01)	$ 0.27	$ 0.03	$ (0.12)	$ 0.4
Diluted net loss per ordinary share	$ (0.08)	$ (0.01)	$ 0.27	$ 0.03	$ (0.12)	$ 0.4